Other Long-term Liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Other Liabilities Disclosure [Abstract]
Other Long-term Liabilities
The following table presents the components of other long-term liabilities as of December 31, 2023 and 2022:

	December 31, 2023	December 31, 2022
Provision for vacation pay	$42,073	$42,188
Contingent purchase obligation	37,421	49,282
Accrued expenses on evacuation	11,028	20,482
Provision for losses on long-term contracts	—	3,090
Derivative financial instruments	47,376	54,480
Accounts payables	123,787	41,272
Compensated absences	11,341	13,056
Other	25,270	24,046
	$298,296	$247,896